Annual Operating Expenses - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2023
Fidelity Advisor Focused Emerging Markets Fund - Class A
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%	[1]
Total annual operating expenses	1.30%
Fidelity Advisor Focused Emerging Markets Fund - Class C
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%	[1]
Total annual operating expenses	2.05%
Fidelity Advisor Focused Emerging Markets Fund - Class M
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%	[1]
Total annual operating expenses	1.55%
Fidelity Advisor Focused Emerging Markets Fund - Class I
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual operating expenses	1.01%
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.89%

[1]	AAdjusted to reflect current fees.